Financial Instruments (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Derivative financial Asset	$ 3,844,406	$ 282,032
Derivative financial Liability	$ 652,079	$ 468,541
Total Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of agreements	46	37
Derivative financial Asset	$ 41,137,595	$ 34,107,926
Derivative financial Liability	$ 13,319,256	$ 13,009,729
Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	42	33
Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	4	4
Derivative financial Asset	$ 37,293,189	$ 33,825,894
Derivative financial Liability	$ 12,667,177	$ 12,541,188
Clp [Member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	2	2
Derivative, Nominal amount	$ 3,500	$ 4,625
Derivative financial Asset	36,218,088	32,586,117
Derivative financial Liability	11,237,316	12,129,230
Clp [Member] | Currency swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	6,157,487	3,844,149
Derivative financial Liability	2,656,838	2,795,781
Clp [Member] | Currency swap contract [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	11,634,471	15,028,294
Derivative financial Liability	8,580,478	9,333,449
Clp [Member] | Currency swap contract [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	$ 18,426,130	$ 13,713,674
Euro [Member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	9	6
Derivative, Nominal amount	$ 12,876	$ 6,275
Derivative financial Asset	26,092	3,553
Derivative financial Liability	103,889	34,468
Euro [Member] | Currency swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	26,092	3,553
Derivative financial Liability	$ 103,889	$ 34,468
Euro [Member] | Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	1	1
Derivative, Nominal amount	$ 296	$ 296
Derivative financial Asset	1,075,101	1,059,999
Derivative financial Liability		49,840
Euro [Member] | Interest rate swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	$ 1,075,101
Derivative financial Liability		49,840
Euro [Member] | Interest rate swap contract [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset		$ 1,059,999
Usd [Member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	24	22
Derivative, Nominal amount	$ 156,838	$ 141,145
Derivative financial Asset	3,783,635	252,476
Derivative financial Liability	531,473	408,679
Usd [Member] | Currency swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	3,783,635	252,476
Derivative financial Liability	$ 531,473	$ 408,679
Usd [Member] | Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	1	1
Derivative, Nominal amount	$ 479	$ 479
Derivative financial Asset		179,778
Derivative financial Liability	1,429,861	362,118
Usd [Member] | Interest rate swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Liability	1,429,861	362,118
Usd [Member] | Interest rate swap contract [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset		179,778
Cad [Member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Derivative, Nominal amount	1,830	2,000
Derivative financial Liability	7,347	25,394
Cad [Member] | Currency swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Liability	$ 7,347	$ 25,394
Cad [Member] | Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	1	2
Gbp [Member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Derivative, Nominal amount	$ 1,192	$ 752
Derivative financial Asset	33,795	26,003
Derivative financial Liability	9,370
Gbp [Member] | Currency swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	33,795	$ 26,003
Derivative financial Liability	$ 9,370
Gbp [Member] | Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	7	3
Chf [Member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Derivative, Nominal amount	$ 140
Derivative financial Asset	884
Chf [Member] | Currency swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	$ 884
Chf [Member] | Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	1